INVESTMENTS IN SUBSIDIARIES AND ASSOCIATES - Schedule of summarized financial information of affiliates with significant influence (Details) - BRL (R$) R$ in Thousands	1 Months Ended	12 Months Ended
	Apr. 30, 2024	Dec. 31, 2024		Dec. 31, 2023		Dec. 31, 2022	Dec. 31, 2021
Disclosure of investments accounted for using equity method [line items]
Current assets		R$ 30,774,403		R$ 28,610,189
Non-current assets held for sale		978,788		2,138,165
Non-current assets		110,491,499		111,255,193
Current liabilities		17,912,834		16,158,805
Liabilities related to assets held for sale		86,138		238,393
Non-current liabilities		83,954,706		72,725,397
Revenue		43,950,742		39,468,497		R$ 39,322,786
Profits and losses from continuing operations		(8,435,641)		4,839,325		2,771,029
Other comprehensive income		250,775		(344,957)		993,684
Total comprehensive income for the year		(8,184,866)		4,494,368		3,764,713
Equity		39,398,362		50,981,180		48,169,399	R$ 28,870,022
Equity interest of Cosan's Investment		10,678,566		17,611,369
Profit (loss) for the year		(8,161,766)		4,884,744		2,820,875
Equity in earnings		1,719,031		350,399		R$ 418,897
Vale SA [Member]
Disclosure of investments accounted for using equity method [line items]
Equity		R$ 206,772,000		190,965,000
Cosan ownership interest	4.15%	4.15%	[1]
Profit (loss) for the year		R$ 31,592,000		39,940,000
Affiliates with significant influence [member] | Vale SA [Member]
Disclosure of investments accounted for using equity method [line items]
Current assets		83,476,000		71,488,000
Non-current assets held for sale				19,041,000
Non-current assets		601,493,249		559,608,737
Current liabilities		82,297,159		69,424,316
Liabilities related to assets held for sale				2,714,000
Non-current liabilities		247,509,879		234,756,474
Revenue		206,005,000		208,066,000
Profits and losses from continuing operations		27,848,043		40,554
Other comprehensive income		6,474,000		(2,467,000)
Total comprehensive income for the year		34,322,043		38,087,000
Equity		R$ 338,900,211		R$ 326,980,947
Cosan ownership interest		4.15%		4.90%	[2]
Equity interest of Cosan's Investment		R$ 14,064,359		R$ 16,022,066
Profit (loss) for the year		31,592,400		2,189,734	[2]
Cosan's share of year		1,311,085		107,297	[2]
Amortization of fair value adjustments		107,193		(11,222)	[2]
Other equity effects		106,050			[2]
Equity in earnings		R$ 1,524,327		R$ 96,075	[2]

[1]	In April 2024, Cosan sold 33,524,185 Vale shares, reducing its stake by 0.78%. The figure of 4.15% refers to the percentage holding, excluding treasury shares, for calculating equity equivalence and receiving dividends.
[2]	Equity in earnings related to the one-month period since the Company obtained significant influence at Vale on November 30, 2023.